Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Schedule of reconciliation of the effective tax rate to the statutory U.S. federal rate

A reconciliation of the Company’s effective tax rate to the statutory U.S. federal rate of 21% is as follows:

	Year Ended
	December 31,
	2019	2018
U.S. Federal provision (benefit)
At Statutory Rate	$(5,956)	$(5,608)
Valuation Allowance	6,320	5,671
Stock Based Compensation	(182)	(141)
Permanent Differences	(182)	78
Total	$—	$—

Schedule of significant components of the deferred tax assets and liabilities for federal and state income taxes

	As of
	December 31,
	2019	2018
Deferred tax assets:
Net operating loss carryforwards	$21,309	$14,956
Stock-based compensation	1,646	1,512
Reserves and accruals	513	228
Other	2	15
Total deferred tax assets	23,470	16,711
Less: valuation allowance	(23,455)	(16,710)
Deferred tax assets, net of valuation allowance	$15	$1
Deferred tax liabilities:
Other	(15)	(1)
Total deferred tax liabilities	(15)	(1)
Net deferred tax assets	$—	$—